UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gayle P. De Santis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Gayle P. De Santis         New York, NY              February 7, 2006
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          81

Form 13F Information Table Value Total:  $   221497
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bisys Group Cv Sub Deb         CONV             055472AB0     1485  1500000 PRN      SOLE                                    1500000
Mercury Interactive Cv Sub Deb CONV             589405AB5     3002  3131000 PRN      SOLE                                    3131000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      804   840000 PRN      SOLE                                     840000
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8      997  1026000 PRN      SOLE                                    1026000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6      852  1000000 PRN      SOLE                                    1000000
Valeant Pharmaceuticals Cv Sub CONV             91911XAC8     1620  1900000 PRN      SOLE                                    1900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5657  6026000 PRN      SOLE                                    6026000
A T & T                        COM              001957109      233     9500 SH       SOLE                                       9500
AP Pharma                      COM              00202J104      115    75000 SH       SOLE                                      75000
Acxiom                         COM              005125109     2928   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     2899   238600 SH       SOLE                                     238600
AmSurg                         COM              03232P405     1507    65910 SH       SOLE                                      65910
American Healthways            COM              02649v104      394     8700 SH       SOLE                                       8700
Artesyn Technologies           COM              043127109     1382   134215 SH       SOLE                                     134215
ArthroCare                     COM              043136100     1361    32300 SH       SOLE                                      32300
Avid Technology                COM              05367P100     1270    23190 SH       SOLE                                      23190
BISYS Group                    COM              055472104     6739   481038 SH       SOLE                                     481038
Baldor Electric                COM              057741100     7685   299605 SH       SOLE                                     299605
Biomet                         COM              090613100     4276   116940 SH       SOLE                                     116940
Brady                          COM              104674106      724    20000 SH       SOLE                                      20000
Buckeye Partners LP Unit       COM              118230101      284     6720 SH       SOLE                                       6720
CYTYC                          COM              232946103     4543   160925 SH       SOLE                                     160925
Celgene                        COM              151020104     1280    19750 SH       SOLE                                      19750
Charles River Labs             COM              159864107     1654    39030 SH       SOLE                                      39030
Computer Programs and Systems  COM              205306103      829    20000 SH       SOLE                                      20000
Digital River                  COM              25388b104     1103    37075 SH       SOLE                                      37075
Dionex                         COM              254546104     5571   113510 SH       SOLE                                     113510
Energy Conversion              COM              292659109      611    15000 SH       SOLE                                      15000
ExxonMobil                     COM              30231G102      368     6550 SH       SOLE                                       6550
Factset Research System        COM              303075105     5454   132505 SH       SOLE                                     132505
Forrester Research             COM              346563109     5709   304505 SH       SOLE                                     304505
Fuelcell Energy                COM              35952H106      847   100000 SH       SOLE                                     100000
Genzyme                        COM              372917104     2724    38492 SH       SOLE                                      38492
Gerber Scientific              COM              373730100      372    38900 SH       SOLE                                      38900
Haemonetics                    COM              405024100    12320   252150 SH       SOLE                                     252150
Hecla Mining                   COM              422704106      101    25000 SH       SOLE                                      25000
ICON PLC ADR                   COM              45103T107     4540   110345 SH       SOLE                                     110345
IDEXX Laboratories             COM              45168D104    11654   161905 SH       SOLE                                     161905
ITRON                          COM              465741106     3644    91000 SH       SOLE                                      91000
Impath Liquidating TR Cl A     COM              45256P100      280   140000 SH       SOLE                                     140000
Interferon Sciences            COM              458903408       45   225000 SH       SOLE                                     225000
Intermagnetics General         COM              458771102     1277    40040 SH       SOLE                                      40040
Invitrogen                     COM              46185r100      280     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     2205   115500 SH       SOLE                                     115500
Johnson & Johnson              COM              478160104     5641    93866 SH       SOLE                                      93866
KV Pharmaceutical Cl A         COM              482740206     5971   289837 SH       SOLE                                     289837
Kaydon                         COM              486587108     1695    52750 SH       SOLE                                      52750
Keystone Automotive            COM              49338N109    16417   521505 SH       SOLE                                     521505
Manhattan Associates           COM              562750109     7323   357550 SH       SOLE                                     357550
MedQuist                       COM              584949101     1300   107000 SH       SOLE                                     107000
Medicis Pharmaceutical         COM              584690309     5042   157325 SH       SOLE                                     157325
Medimmune                      COM              584699102      208     5950 SH       SOLE                                       5950
Mentor                         COM              587188103     2304    50000 SH       SOLE                                      50000
Mercury Interactive            COM              589405109     2098    75500 SH       SOLE                                      75500
Merit Med Sys                  COM              589889104      787    64800 SH       SOLE                                      64800
Microtek Medical Holdings      COM              59515B109     2672   767700 SH       SOLE                                     767700
Mirant                         COM              604675108      660   500000 SH       SOLE                                     500000
Mittal Steel                   COM              60684P101      211     8000 SH       SOLE                                       8000
Newfield Exploration           COM              651290108      200     4000 SH       SOLE                                       4000
O'Reilly Automotive            COM              686091109     5722   178760 SH       SOLE                                     178760
Orthofix                       COM              N6748L102     3681    92270 SH       SOLE                                      92270
Pharmaceutical Prod Dvlpt      COM              717124101    10352   167100 SH       SOLE                                     167100
Quaker Chemical                COM              747316107     2794   145300 SH       SOLE                                     145300
Quantum Corporation            COM              747906204      391   128200 SH       SOLE                                     128200
RSA Security                   COM              749719100      747    66800 SH       SOLE                                      66800
SEI Corp                       COM              784117103     5920   160000 SH       SOLE                                     160000
Sanmina-SCI                    COM              800907107     1493   350407 SH       SOLE                                     350407
Sapiens Int'l                  COM              N7716A102       77    50000 SH       SOLE                                      50000
Seitel                         COM              816074405     2246  1074754 SH       SOLE                                    1074754
Skyworks Solutions             COM              020753109     1184   232550 SH       SOLE                                     232550
Spacehab                       COM              846243103      350   500000 SH       SOLE                                     500000
Specialty Laboratories         COM              84749r100     1837   140750 SH       SOLE                                     140750
Symbol Technology              COM              871508107     8256   644014 SH       SOLE                                     644014
Therma-Wave                    COM              88343A108      285   199282 SH       SOLE                                     199282
Titan Pharmaceuticals          COM              888314101      429   300000 SH       SOLE                                     300000
UQM Technologies               COM              903213106      214    55300 SH       SOLE                                      55300
Valeant Pharmaceuticals Int'l  COM              91911x104     7257   401367 SH       SOLE                                     401367
Veeco Instruments              COM              922417100      639    36850 SH       SOLE                                      36850
VistaCare                      COM              92839Y109      992    79350 SH       SOLE                                      79350
Zebra Technologies             COM              989207105      378     8830 SH       SOLE                                       8830
Information Resources Continge WT               45676E107      100   314000 SH       SOLE                                     314000